Advance to Game Developers, Net - Schedule of Movements in Advance to Game Developers (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Schedule of Movements in Advance to Game Developers [Abstract]
Beginning balance	$ 22,134,756	$ 17,206,593
Additional investments	7,379,759	7,037,522
Amortization	(3,433,290)	(2,477,840)
Write-off	(3,375,786)
Foreign currency translation adjustments	(28,245)	368,481
Ending balance	22,677,194	22,134,756
Less: allowance for credit loss	(8,115,468)	(7,967,665)
Advance to game developers, net	$ 14,561,726	$ 14,167,091